Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Product inventory	$ 736	$ 986
Materials, supplies and other	1,885	1,807
Total inventory	$ 2,621	$ 2,793